Receivables	6 Months Ended
Jun. 30, 2019
Receivables [Abstract]
Receivables

4.             Receivables

	June 30, 2019	December 31, 2018
Trade receivable	$27,737	$84,443
Construction contract asset	175,372	125,426
GST receivable	418,866	278,182
SR&ED tax credits receivable	1,056,193	675,000
Other receivable	27,005	27,638
	$1,705,173	$1,190,689